UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08558
Investment Company Act File Number
Multi-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
August 31
Date of Fiscal Year End
November 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Multi-Cap Growth Portfolio
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%(1)

Security	Shares	Value
Aerospace & Defense — 1.9%
Precision Castparts Corp.	17,500	$2,883,125

		$2,883,125

Air Freight & Logistics — 1.2%
Expeditors International of Washington, Inc.(2)	43,500	$1,892,685

		$1,892,685

Auto Components — 0.8%
Lear Corp.	27,600	$1,157,268

		$1,157,268

Beverages — 1.3%
Anheuser-Busch InBev NV ADR(2)	22,500	$1,350,000
Beam, Inc.(2)	12,500	656,500

		$2,006,500

Capital Markets — 1.1%
Lazard, Ltd., Class A	22,300	$575,786
T. Rowe Price Group, Inc.(2)	18,300	1,038,708

		$1,614,494

Chemicals — 4.5%
Celanese Corp., Class A	54,050	$2,512,785
Monsanto Co.	39,000	2,864,550
Praxair, Inc.	14,200	1,448,400

		$6,825,735

Commercial Services & Supplies — 1.4%
Waste Connections, Inc.(2)	66,999	$2,195,557

		$2,195,557

Communications Equipment — 2.7%
QUALCOMM, Inc.	49,300	$2,701,640
Riverbed Technology, Inc.(2)(3)	38,500	1,001,000
Sycamore Networks, Inc.	22,400	443,520

		$4,146,160

Computers & Peripherals — 8.6%
Apple, Inc.(3)	21,300	$8,140,860
Dell, Inc.(3)	118,400	1,865,984
EMC Corp.(3)	105,500	2,427,555
Quantum Corp.(3)	292,400	786,556

		$13,220,955

Consumer Finance — 1.1%
American Express Co.	35,200	$1,691,008

		$1,691,008

Diversified Financial Services — 1.0%
Citigroup, Inc.	19,000	$522,120
Moody’s Corp.(2)	29,800	1,034,358

		$1,556,478

Energy Equipment & Services — 6.5%
Ensco PLC ADR(2)	45,100	$2,343,847
Halliburton Co.	80,100	2,947,680

Security	Shares	Value
Rowan Cos., Inc.(3)	66,000	$2,238,060
Tidewater, Inc.(2)	47,200	2,378,880

		$9,908,467

Food Products — 1.2%
Mead Johnson Nutrition Co.	25,000	$1,884,000

		$1,884,000

Health Care Equipment & Supplies — 1.9%
Analogic Corp.	19,700	$1,103,397
St. Jude Medical, Inc.	48,900	1,879,716

		$2,983,113

Health Care Providers & Services — 6.4%
Catalyst Health Solutions, Inc.(2)(3)	29,200	$1,518,984
Centene Corp.(2)(3)	55,500	2,148,405
DaVita, Inc.(3)	25,600	1,950,208
MEDNAX, Inc.(2)(3)	34,200	2,305,080
Team Health Holdings, Inc.(2)(3)	87,200	1,914,912

		$9,837,589

Health Care Technology — 1.5%
Allscripts Healthcare Solutions, Inc.(2)(3)	116,600	$2,269,036

		$2,269,036

Hotels, Restaurants & Leisure — 5.5%
Panera Bread Co., Class A(2)(3)	14,400	$2,064,672
Starbucks Corp.	43,500	1,891,380
Starwood Hotels & Resorts Worldwide, Inc.	28,300	1,349,344
Yum! Brands, Inc.	57,000	3,194,280

		$8,499,676

Household Products — 2.1%
Church & Dwight Co., Inc.(2)	33,700	$1,491,225
Colgate-Palmolive Co.	18,900	1,729,350

		$3,220,575

Industrial Conglomerates — 0.8%
Danaher Corp.(2)	25,600	$1,238,528

		$1,238,528

Insurance — 0.5%
Aflac, Inc.(2)	17,900	$777,576

		$777,576

Internet & Catalog Retail — 3.4%
Amazon.com, Inc.(3)	14,500	$2,788,205
priceline.com, Inc.(2)(3)	5,100	2,478,039

		$5,266,244

Internet Software & Services — 6.1%
eBay, Inc.(3)	49,800	$1,473,582
Google, Inc., Class A(3)	6,500	3,896,035
LinkedIn Corp., Class A(3)	4,600	303,278
Rackspace Hosting, Inc.(2)(3)	51,300	2,225,394
VeriSign, Inc.(2)	45,600	1,531,248

		$9,429,537

IT Services — 2.9%
Accenture PLC, Class A	38,400	$2,224,512
Visa, Inc., Class A	22,700	2,201,219

		$4,425,731

Security	Shares	Value
Life Sciences Tools & Services — 0.8%
Bruker Corp.(3)	98,300	$1,230,716

		$1,230,716

Machinery — 4.9%
Cummins, Inc.	25,300	$2,437,149
Kennametal, Inc.(2)	35,100	1,337,661
Parker Hannifin Corp.	23,900	1,978,442
Timken Co. (The)	43,200	1,814,832

		$7,568,084

Media — 1.0%
Sirius XM Radio, Inc.(2)(3)	853,500	$1,536,300

		$1,536,300

Metals & Mining — 0.7%
Cliffs Natural Resources, Inc.(2)	15,600	$1,057,836

		$1,057,836

Oil, Gas & Consumable Fuels — 4.3%
Cabot Oil & Gas Corp.	31,400	$2,781,726
Rosetta Resources, Inc.(2)(3)	27,845	1,513,097
SM Energy Co.	29,900	2,376,751

		$6,671,574

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	14,800	$1,746,104

		$1,746,104

Pharmaceuticals — 2.4%
Allergan, Inc.	30,100	$2,519,972
Warner Chilcott PLC, Class A(2)(3)	72,100	1,133,412

		$3,653,384

Professional Services — 0.6%
Odyssey Marine Exploration, Inc.(2)(3)	349,300	$890,715

		$890,715

Real Estate Investment Trusts (REITs) — 1.0%
AvalonBay Communities, Inc.	11,700	$1,460,745

		$1,460,745

Road & Rail — 2.8%
J.B. Hunt Transport Services, Inc.(2)	43,300	$1,979,676
Kansas City Southern(3)	33,346	2,268,528

		$4,248,204

Semiconductors & Semiconductor Equipment — 3.3%
Cirrus Logic, Inc.(2)(3)	92,000	$1,498,680
Cypress Semiconductor Corp.(2)(3)	63,700	1,214,759
NetLogic Microsystems, Inc.(3)	47,500	2,347,450

		$5,060,889

Software — 3.2%
Ariba, Inc.(2)(3)	55,800	$1,693,530
Intuit, Inc.	29,300	1,559,932
Microsoft Corp.	29,800	762,284
VMware, Inc., Class A(3)	8,800	850,784

		$4,866,530

Security	Shares	Value
Specialty Retail — 3.0%
Ross Stores, Inc.	23,900	$2,129,251
Signet Jewelers, Ltd.(2)	28,800	1,275,264
Tractor Supply Co.(2)	16,800	1,213,464

		$4,617,979

Textiles, Apparel & Luxury Goods — 1.9%
NIKE, Inc., Class B	21,000	$2,019,780
Warnaco Group, Inc. (The)(2)(3)	18,800	952,972

		$2,972,752

Tobacco — 1.3%
Philip Morris International, Inc.	26,200	$1,997,488

		$1,997,488

Trading Companies & Distributors — 1.8%
W.W. Grainger, Inc.	14,600	$2,728,740

		$2,728,740

Total Common Stocks (identified cost $133,292,028)		$151,238,077

Short-Term Investments — 12.2%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.05%(4)(5)	$16,511	$16,511,426
Eaton Vance Cash Reserves Fund, LLC, 0.07%(5)	2,249	2,249,066

Total Short-Term Investments (identified cost $18,760,492)		$18,760,492

Total Investments — 110.7% (identified cost $152,052,520)		$169,998,569

Covered Call Options Written — (0.0)%(6)

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Accenture PLC, Class A	96	$62.50	12/17/11	$(2,400)
Ariba, Inc.	140	35.00	12/17/11	(350)
Cabot Oil & Gas Corp.	79	95.00	12/17/11	(10,468)
Celanese Corp., Class A	135	47.50	12/17/11	(17,550)
Centene Corp.	139	40.00	12/17/11	(7,298)
Cirrus Logic, Inc.	304	19.00	12/17/11	(760)
Citigroup, Inc.	38	30.00	12/17/11	(1,767)
Ensco PLC ADR	113	57.50	12/17/11	(1,130)
Google, Inc., Class A	16	660.00	12/17/11	(440)
Kansas City Southern	83	75.00	12/17/11	(1,245)
Lazard, Ltd., Class A	47	25.00	12/17/11	(6,815)
LinkedIn Corp., Class A	46	85.00	12/17/11	(345)
Monsanto Co.	98	77.50	12/17/11	(3,969)
Panera Bread Co., Class A	22	135.00	12/17/11	(20,900)
Precision Castparts Corp.	44	175.00	12/17/11	(4,070)
Riverbed Technology, Inc.	127	32.00	12/17/11	(825)
Rosetta Resources, Inc.	28	60.00	12/17/11	(630)

Total Covered Call Options Written
(premiums received $112,884)				$(80,962)

Other Assets, Less Liabilities — (10.7)%				$(16,398,976)

Net Assets — 100.0%				$153,518,631

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		All or a portion of each applicable common stock for which a written call option is outstanding at November 30, 2011 has been pledged as collateral for such written option.

(2)		All or a portion of this security was on loan at November 30, 2011.

(3)		Non-income producing security.

(4)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at November 30, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At November 30, 2011, the Portfolio loaned securities having a market value of $16,774,635 and received $16,511,426 of cash collateral for the loans.

(5)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2011. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2011 were $2,639 and $814, respectively.

(6)		Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$152,050,103

Gross unrealized appreciation	$21,946,724
Gross unrealized depreciation	(3,998,258)

Net unrealized appreciation	$17,948,466

Written call options activity for the fiscal year to date ended November 30, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	3,724	$64,739
Options written	5,114	539,302
Options exercised	(1,062)	(151,049)
Options expired	(6,221)	(340,108)

Outstanding, end of period	1,555	$112,884

At November 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Portfolio in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Portfolio retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At November 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $80,962.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$151,238,077	$—	$—	$151,238,077
Short-Term Investments	—	18,760,492	—	18,760,492

Total Investments	$151,238,077	$18,760,492	$—	$169,998,569

Liability Description

Covered Call Options Written	$(80,962)	$—	$—	$(80,962)

Total	$(80,962)	$—	$—	$(80,962)

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	January 25, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	January 25, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	January 25, 2012